Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commissions, Related Party	$ 2,816,435	$ 2,587,722	$ 2,350,919
Vessel Operating Expenses, Related Party	541,202	432,409	344,624
General and administrative expenses (including $2,650,000, $2,850,000 and $3,350,000, respectively, to related party)	6,802,563	5,938,870	4,744,907
Net Gain (Loss) on Sale of Vessels, Related Party	631,500	100,000	142,266
Related Party [Member]
General and administrative expenses (including $2,650,000, $2,850,000 and $3,350,000, respectively, to related party)	$ 3,350,000	$ 2,850,000	$ 2,650,000